Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 9,865	₨ 6,363
Recognized in income statement	3,052	3,381
Recognized in OCI	(34)	121
Acquired in business combination	(8,483)
Balance, at the end	4,400	9,865
Inventories [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	4,372	3,363
Recognized in income statement	254	1,009
Recognized in OCI	0	0
Balance, at the end	4,626	4,372
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	5,815	2,808
Recognized in income statement	2,575	3,007
Recognized in OCI	0	0
Balance, at the end	8,390	5,815
Operating/other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,398	2,086
Recognized in income statement	446	312
Recognized in OCI	0	0
Balance, at the end	2,844	2,398
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	645	935
Recognized in income statement	(104)	(290)
Recognized in OCI	0	0
Balance, at the end	541	645
Lease Liabilities [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	854	539
Recognized in income statement	351	315
Recognized in OCI	0	0
Balance, at the end	1,205	854
Right of use asset [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(750)	(427)
Recognized in income statement	(352)	(323)
Recognized in OCI	0	0
Balance, at the end	(1,102)	(750)
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(3,621)	(3,251)
Recognized in income statement	(1,446)	(370)
Recognized in OCI	0	0
Balance, at the end	(5,067)	(3,621)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	102	138
Recognized in income statement	1,331	(36)
Recognized in OCI	0	0
Acquired in business combination	(8,483)
Balance, at the end	(7,050)	102
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	50	172
Recognized in income statement	(3)	(243)
Recognized in OCI	(34)	121
Balance, at the end	₨ 13	₨ 50